Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000020473_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%
C000020473_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000020473_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.91%
C000020471_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%
C000020471_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000020471_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.91%
C000020473_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%
C000020473_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.45%
C000020473_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.61%
C000020473_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%
C000020473_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.31%
C000020473_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000020471_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%
C000020471_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.46%
C000020471_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.65%
C000020471_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%
C000020471_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.45%
C000020471_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.83%